Property and equipment (Details 2) - BRL (R$) R$ in Thousands		12 Months Ended
		Dec. 31, 2019		Dec. 31, 2018	Dec. 31, 2017
Change in property and equipment by class
Additions		R$ 5,308,044		R$ 2,389,433
Write-offs		(889,415)		(459,422)
Impairment		(25,471)		(91,694)
Depreciation	[1]	(2,737,383)		(1,460,013)	R$ (1,237,328)
Transfer				8,452
Balance from an acquired institution				7,605
Initial adoption - IFRS 16				4,176,611
Adjusted balance on January 1, 2019		13,003,447
Balance on		14,659,222	[2]	8,826,836	8,432,475
Buildings
Change in property and equipment by class
Additions		1,321,052		766,074
Write-offs		(59,792)		(12,168)
Impairment		0		(60,371)
Depreciation		(1,046,228)		(111,274)
Transfer				(121,196)
Balance from an acquired institution				0
Initial adoption - IFRS 16				4,136,603
Adjusted balance on January 1, 2019		6,267,809
Balance on		6,482,841		2,131,206	1,670,141
Land
Change in property and equipment by class
Additions		18,380		143,103
Write-offs		(27,321)		(278,602)
Impairment		0		0
Depreciation		0		0
Transfer				129,648
Balance from an acquired institution				0
Adjusted balance on January 1, 2019		976,869
Balance on		967,928		976,869	982,720
Installations, properties and equipment for use
Change in property and equipment by class
Additions		1,898,293		1,045,155
Write-offs		(786,791)		(160,587)
Impairment		(2,123)		0
Depreciation		(578,837)		(512,825)
Transfer				0
Balance from an acquired institution				7,605
Initial adoption - IFRS 16				31,215
Adjusted balance on January 1, 2019		3,194,047
Balance on		3,724,589		3,162,832	2,783,484
Security and communications systems
Change in property and equipment by class
Additions		43,111		39,005
Write-offs		(6,291)		(6,141)
Impairment		(1,806)		(653)
Depreciation		(23,968)		(24,754)
Transfer				0
Balance from an acquired institution				0
Adjusted balance on January 1, 2019		142,806
Balance on		153,852		142,806	135,349
Data processing systems
Change in property and equipment by class
Additions		1,913,392		390,398
Write-offs		(8,359)		(1,924)
Impairment		(21,499)		(30,670)
Depreciation		(1,075,678)		(798,646)
Transfer				0
Balance from an acquired institution				0
Adjusted balance on January 1, 2019		2,381,480
Balance on		3,189,336		2,381,480	2,822,322
Transportation systems
Change in property and equipment by class
Additions		113,816		5,698
Write-offs		(861)		0
Impairment		(43)		0
Depreciation		(12,672)		(12,514)
Transfer				0
Balance from an acquired institution				0
Initial adoption - IFRS 16				8,793
Adjusted balance on January 1, 2019		40,436
Balance on		R$ 140,676		R$ 31,643	R$ 38,459

[1]	The increase in depreciation expense in 2019 refers to the adoption of IFRS 16.
[2]	Includes underlying assets identified in lease contracts recognized under the scope of IFRS 16. Depreciation for these assets is calculated linearly by the lease term.